Financial Statements UBS Life Insurance Company USA Separate Account Year Ended December 31, 2009 With Report of Independent Registered Public Accounting Firm

UBS Life Insurance Company USA Separate Account

Financial Statements

Year Ended December 31, 2009

Contents

Report of Independent Registered Public Accounting Firm......................................................................................................	1

Audited Financial Statements

Statement of Assets and Liabilities................................................................................................................................................	2
Statement of Operations..................................................................................................................................................................	3
Statements of Changes in Net Assets...........................................................................................................................................	4
Notes to the Financial Statements..................................................................................................................................................	6

[Ernst & Young LLP]

Report of Independent Registered Public Accounting Firm

The Board of Directors
UBS Life Insurance Company USA Separate Account

We have audited the accompanying statement of assets and liabilities of each of the divisions of UBS Life Insurance Company USA Separate Account (the Account), comprising the Growth and Income, Growth, International Growth, Money Market, Balanced Wealth Strategy, and Intermediate Bond (which merged with Global Bond) Divisions, as of December 31, 2009, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2009. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the divisions constituting UBS Life Insurance Company USA Separate Account at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

April 26, 2010

UBS Life Insurance Company USA Separate Account

Statement of Assets and Liabilities

December 31, 2009

					Balanced
	Growth and		International		Wealth	Intermediate
	Income	Growth	Growth	Money Market	Strategy	Bond
	Division	Division	Division	Division	Division	Division
Assets
Investment in shares of mutual funds, at market	$367,878	$1,566,920	$649,725	$35,412	$346,581	$953,037

Liabilities
Net assets	$367,878	$1,566,920	$649,725	$35,412	$346,581	$953,037

Net assets:
Accumulation units with early withdrawal charges	$328,399	$1,556,487	$633,472	$35,412	$323,106	$934,943
Accumulation units without early withdrawal charges	32,595	6,940	6,609	–	8,341	3,139
Contracts in the annuitization period with early
withdrawal charges	–	2,875	1,039	–	7,909	–
Contracts in the annuitization period without early
withdrawal charges	6,884	618	8,605	–	7,225	14,955
Total net assets	$367,878	$1,566,920	$649,725	$35,412	$346,581	$953,037

Investments in shares of mutual funds, at cost	$517,314	$1,379,870	$688,317	$35,412	$410,811	$910,357
Shares of mutual funds owned	24,202.473	89,232.358	38,999.075	35,411.887	32,512.329	79,552.372

Accumulation units with early withdrawal charges:
Units outstanding	16,272.017	106,913.056	40,144.763	2,855.950	16,435.672	62,877.320
Unit value	$20.18	$14.56	$15.78	$12.40	$19.66	$14.87

Accumulation units without early withdrawal charges:
Units outstanding	1,615.068	493.730	470.612	–	434.159	217.074
Unit value	$20.18	$14.06	$14.04	$12.05	$19.21	$14.46

Contracts in the annuitization period with early
withdrawal charges:
Units outstanding	–	192.194	64.021	–	391.194	–
Unit value	$20.75	$14.96	$16.22	$12.75	$20.22	$15.29

Contracts in the annuitization period without early
withdrawal charges:
Units outstanding	335.360	43.240	602.463	–	369.610	1,016.710
Unit value	$20.53	$14.29	$14.28	$12.25	$19.55	$14.71

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Operations

Year Ended December 31, 2009

					Balanced
	Growth and		International		Wealth	Intermediate
	Income	Growth	Growth	Money Market	Strategy	Bond
	Division	Division	Division	Division	Division	Division
Income
Dividends	$15,509	$–	$31,768	$125	$5,188	$38,016

Expenses
Mortality and risk expense	6,180	22,710	10,134	931	7,576	15,759
Net investment income (loss)	9,329	(22,710)	21,634	(806)	(2,388)	22,257

Realized loss on sale of funds shares	(61,501)	(4,717)	(36,804)	–	(213,144)	(8,383)

Change in unrealized appreciation (depreciation)
of investments	118,729	422,820	226,394	–	280,513	137,960
Net increase (decrease) in net assets from operations	$66,557	$395,393	$211,224	$(806)	$64,981	$151,834

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2009

					Balanced
	Growth and		International		Wealth	Intermediate
	Income		Growth	Money Market	Strategy	Bond
	Division	Growth Division	Division	Division	Division	Division
Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,329	$(22,710)	$21,634	$(806)	$(2,388)	$22,257
Net realized gain (loss) on investments	(61,501)	(4,717)	(36,804)	–	(213,144)	(8,383)
Change in unrealized appreciation
of investments	118,729	422,820	226,394	–	280,513	137,960
Net increase (decrease) in assets from operations	66,557	395,393	211,224	(806)	64,981	151,834

Contract transactions:
Contract distributions and terminations	(107,448)	(182,759)	(182,903)	(44,775)	(445,471)	(228,435)
Transfer payments (to) from other divisions	–	(2,000)	–	609	–	1,391
Actuarial adjustment in reserves for currently
payable annuity contracts	(1,112)	(648)	(839)	–	(1,791)	(1,688)
Net decrease in net assets from
contract transactions	(108,560)	(185,407)	(183,742)	(44,166)	(447,262)	(228,732)
Total (decrease) increase in net assets	(42,003)	209,986	27,482	(44,972)	(382,281)	(76,898)

Net assets at beginning of year	409,881	1,356,934	622,243	80,384	728,862	1,029,935
Net assets at end of year	$367,878	$1,566,920	$649,725	$35,412	$346,581	$953,037

See accompanying notes.

UBS Life Insurance Company USA Separate Account

Statement of Changes in Net Assets

Year Ended December 31, 2008

						Balanced
		Growth and		International		Wealth	Intermediate
	Global Bond	Income		Growth	Money Market	Strategy	Bond
	Division*	Division	Growth Division	Division	Division	Division	Division
Increase (decrease) in net assets from operations:
Net investment income (loss)	$69,276	$3,140	$(31,525)	$(16,947)	$213	$38,304	$12,548
Net realized gain (loss) on investments	2,674	82,490	4,036	15,695	–	91,986	(15,573)
Change in unrealized depreciation
of investments	(51,412)	(408,848)	(1,058,994)	(659,835)	–	(475,519)	(78,089)
Net increase (decrease) in assets from operations	20,538	(323,218)	(1,086,483)	(661,087)	213	(345,229)	(81,114)

Contract transactions:
Contract distributions and terminations	(21,142)	(61,672)	(92,669)	(99,920)	(1,655)	(73,437)	(131,163)
Transfer payments (to) from other divisions	(677,559)	–	6,935	–	(1,009)	–	671,632
Actuarial adjustment in reserves for currently
payable annuity contracts	(215)	(5,541)	(4,688)	(1,138)	40	(3,772)	(44,757)
Net (decrease) increase in net assets from
contract transactions	(698,916)	(67,213)	(90,422)	(101,058)	(2,624)	(77,209)	495,712
Total (decrease) increase in net assets	(678,378)	(390,431)	(1,176,905)	(762,145)	(2,411)	(422,438)	414,598

Net assets at beginning of year	678,378	800,312	2,533,839	1,384,388	82,795	1,151,300	615,337
Net assets at end of year	$–	$409,881	$1,356,934	$622,243	$80,384	$728,862	$1,029,935

See accompanying notes.

*Period from January 1, 2008 to April 25, 2008 (Division merger date).

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements

December 31, 2009

1. Organization

UBS Life Insurance Company USA Separate Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by UBS Life Insurance Company USA (the Company), a wholly owned subsidiary of PaineWebber Life Holdings, Inc., who in turn is a wholly owned subsidiary of UBS AG. The Account exists in accordance with rules and regulations of the California Insurance Department as a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, at December 31, 2009, the Account invests in six investment divisions which, in turn, own shares of the following portfolios of AllianceBernstein Variable Products Series Fund, Inc., an open-end registered investment company (mutual fund):

Division	Invests Exclusively in Shares of

Growth and Income	Growth and Income Portfolio
Growth	Growth Portfolio
International Growth	International Growth Portfolio
Money Market	Money Market Portfolio
Balanced Wealth Strategy	Balanced Wealth Strategy Portfolio
Intermediate Bond	Intermediate Bond Portfolio

Global Bond Division merged into the Intermediate Bond Division on April 25, 2008.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

The Company has elected to terminate sales efforts of the variable annuities. As a result, the Account is no longer available to new contract owners; however, existing contract owners may continue to allocate existing funds between divisions.

2. Significant Accounting Policies

Investment Operations

Investments are stated at the closing net asset values per share of each of the respective portfolios, which value their investment securities at fair value. The average cost method is used to determine realized gains and losses and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies (continued)

Investment Operations (continued)

Dividends and realized gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in additional shares of the underlying mutual fund.

Annuity Reserves

Net assets allocated to contracts in the annuitization (payout) period are computed according to the Individual Annuity Valuation 1983 Table using an assumed interest rate of 4%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amount required, transfers may be made to the Company.

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Fair Value

Effective January 1, 2008, the Account adopted Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 defines fair value as the price a participant would pay to acquire an asset or assume a liability in an orderly transaction between market participants on the measurement date. Additionally, the adoption of this statement established a fair value hierarchy that prioritizes the observable and unobservable inputs into three levels. Under this standard, the Company must determine the appropriate level in the fair value hierarchy for each fair value measurement.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

2. Significant Accounting Policies (continued)

The three-tier hierarchy of inputs is outlined below:

Level 1: Unadjusted quoted prices in the active market.

Level 2: Inputs other than quoted prices within Level 1 that are observable for the security, either directly on indirectly.

Level 3: Inputs are unobservable and reflect assumptions on part of the reporting entity.

The Account’s investments in the funds were valued as Level 2. The funds are not traded in an active market; rather the Account purchases and redeems shares at net asset value.

The adoption of ASC 820 did not have an impact on the Account’s financial position, as ASC 820 did not expand the use of fair value in any new circumstances.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

3. Expenses

The Company is compensated for mortality, distribution, and expense risks and enhanced death benefits by a charge equivalent to an annual rate of 1.60% (1.40% for contracts in the annuitization period) of the asset value of each contract sold subject to early withdrawal charges and 1.77% (1.65% for contracts in the annuitization period) of the asset value of each contract sold not subject to early withdrawal charges.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

3. Expenses (continued)

An annual contract administration charge of $30 is deducted on the first valuation date on or after each contract anniversary prior to the annuity date. However, the Company has waived this charge. A transfer charge of $10 will be imposed on each transfer between divisions (portfolios) of the account in excess of 12 in any one contract year. However, the Company has waived this charge until further notice. A withdrawal transaction charge of the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per contract year. Contracts sold subject to early withdrawal charges are assessed a charge equal to 5% of the amount withdrawn for purchase payments made within a five-year period following the date the payment was received.

4. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments were as follows during the year ended December 31, 2009:

	Cost of	Proceeds
Division	Purchases	From Sales

Growth and Income	$15,563	$114,795
Growth	1,150	209,268
International Growth	31,768	193,877
Money Market	904	45,875
Balanced Wealth Strategy	5,188	454,836
Intermediate Bond	39,587	246,062

6. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	Year Ended December 31, 2009			Year Ended December 31, 2008
			Net (Decrease)			Net (Decrease)
	Purchased	Redeemed	Increase	Purchased	Redeemed	Increase
Division:
Global Bond	$–	$–	$–	$–	$41,380	$(41,380)
Growth and Income	2,089	5,912	(3,823)	–	3,400	(3,400)
Growth	48,458	47,135	1,323	30,488	37,463	(6,975)
International Growth	13,033	13,114	(81)	12	6,512	(6,500)
Money Market	4,465	6,086	(1,621)	2,877	3,089	(212)
Balanced Wealth Strategy	1,166	28,005	(26,839)	46,416	50,274	(3,858)
Intermediate Bond	23,331	34,844	(11,513)	71,818	35,458	36,360

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2009, 2008, 2007, 2006, and 2005, and investment income ratios and expense, investment income rating, and total return ratios for the years then ended:

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Global Bond (4)
Accumulation units with early withdrawal charges:
2007	39,775	$16.42	$653	3.29%	1.60%	8.60%
2006	50,219	15.12	759	1.63	1.60	3.35
2005	60,677	14.63	888	8.88	1.60	(9.13)

Accumulation units without early withdrawal charges:
2007	1,065	15.78	17	3.29%	1.77%	8.38%
2006	4,067	14.56	59	1.63	1.77	3.19
2005	4,186	14.11	59	8.88	1.77	(9.32)

Contracts in the annuitization period without early withdrawal charges:
2007	540	16.01	9	3.29%	1.65%	8.54%
2006	577	14.75	9	1.63	1.65	3.22
2005	628	14.29	9	8.88	1.65	(9.15)

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth and Income
Accumulation units with early withdrawal charges:
2009	16,272	$20.18	$328	4.06%	1.60%	18.92%
2008	21,407	16.97	363	4.58	1.60	(41.56)
2007	23,971	29.04	696	1.51	1.60	3.46
2006	54,504	28.07	1,529	1.44	1.60	15.42
2005	68,596	24.32	1,668	1.49	1.60	3.23

Accumulation units without early withdrawal charges:
2009	1,615	20.18	33	4.06%	1.77%	18.71%
2008	2,158	17.00	37	4.58	1.77	(41.66)
2007	2,760	29.14	80	1.51	1.77	3.26
2006	7,302	28.22	206	1.44	1.77	15.23
2005	7,733	24.49	189	1.49	1.77	3.03

Contracts in the annuitization period with early withdrawal charges:
2009	–	20.75	–	4.06%	1.40%	19.18%
2008	173	17.41	3	4.58	1.40	(41.46)
2007	343	29.74	10	1.51	1.40	3.66
2006	506	28.69	15	1.44	1.40	15.69
2005	695	24.80	17	1.49	1.40	3.38

Contracts in the annuitization period without early withdrawal charges:
2009	335	20.53	7	4.06%	1.65%	18.88%
2008	397	17.27	7	4.58	1.65	(41.58)
2007	460	29.56	14	1.51	1.65	3.36
2006	583	28.60	17	1.44	1.65	15.42
2005	646	24.78	16	1.49	1.65	3.12

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Growth
Accumulation units with early withdrawal charges:
2009	106,913	$14.56	$1,557	0.00%	1.60%	31.17%
2008	121,191	11.10	1,345	0.00	1.60	(43.40)
2007	127,873	19.61	2,508	0.00	1.60	11.23
2006	211,376	17.63	3,727	0.00	1.60	(2.65)
2005	257,754	18.11	4,668	0.00	1.60	10.16

Accumulation units without early withdrawal charges:
2009	494	14.06	7	0.00%	1.77%	30.91%
2008	494	10.74	5	0.00	1.77	(43.47)
2007	494	19.00	9	0.00	1.77	11.05
2006	36,620	17.11	627	0.00	1.77	(2.84)
2005	39,539	17.61	696	0.00	1.77	9.99

Contracts in the annuitization period with early withdrawal charges:
2009	192	14.96	3	0.00%	1.40%	31.46%
2008	456	11.38	5	0.00	1.40	(43.30)
2007	715	20.07	14	0.00	1.40	11.44
2006	968	18.01	17	0.00	1.40	(2.44)
2005	1,258	18.46	23	0.00	1.40	10.41

Contracts in the annuitization period without early withdrawal charges:
2009	43	14.29	1	0.00%	1.65%	31.10%
2008	77	10.90	1	0.00	1.65	(43.44)
2007	113	19.27	2	0.00	1.65	11.19
2006	222	17.33	4	0.00	1.65	(2.70)
2005	253	17.81	5	0.00	1.65	10.14

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

International Growth
Accumulation units with early withdrawal charges:
2009	40,145	$15.78	$633	5.02%	1.60%	37.34%
2008	52,237	11.49	600	0.78	1.60	(49.65)
2007	58,642	22.82	1,338	1.23	1.60	20.30
2006	103,736	18.97	1,968	0.41	1.60	24.39
2005	125,138	15.25	1,908	0.51	1.60	17.31

Accumulation units without early withdrawal charges:
2009	471	14.04	7	5.02%	1.77%	37.11%
2008	1,412	10.24	14	0.78	1.77	(49.75)
2007	1,435	20.38	29	1.23	1.77	20.09
2006	33,635	16.97	571	0.41	1.77	24.23
2005	34,653	13.66	473	0.51	1.77	17.05

Contracts in the annuitization period with early withdrawal charges:
2009	64	16.22	1	5.02%	1.40%	37.57%
2008	70	11.79	1	0.78	1.40	(49.55)
2007	77	23.37	2	1.23	1.40	20.53
2006	85	19.39	2	0.41	1.40	24.69
2005	93	15.55	1	0.51	1.40	17.54

Contracts in the annuitization period without early withdrawal charges:
2009	602	14.28	9	5.02%	1.65%	37.31%
2008	665	10.40	7	0.78	1.65	(49.71)
2007	730	20.68	15	1.23	1.65	20.23
2006	780	17.20	13	0.41	1.65	24.37
2005	849	13.83	12	0.51	1.65	17.20

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Money Market
Accumulation units with early withdrawal charges:
2009	2,856	$12.40	$35	.22%	1.60%	(1.43)%
2008	6,390	12.58	80	1.89	1.60	0.32
2007	6,602	12.54	83	4.35	1.60	2.70
2006	13,299	12.21	162	4.10	1.60	2.61
2005	31,005	11.90	369	2.48	1.60	0.68

Accumulation units without early withdrawal charges:
2009	–	12.05	–	.22%	1.77%	(1.55)%
2008	–	12.24	–	1.89	1.77	0.08
2007	–	12.23	–	4.35	1.77	2.51
2006	1,653	11.93	20	4.10	1.77	2.40
2005	1,728	11.65	20	2.48	1.77	0.52

Contracts in the annuitization period with early withdrawal charges:
2009	–	12.75	–	.22%	1.40%	(1.16)%
2008	–	12.90	–	1.89	1.40	0.47
2007	–	12.84	–	4.35	1.40	2.88
2006	433	12.48	5	4.10	1.40	2.80
2005	1,471	12.14	18	2.48	1.40	0.91

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Balanced Wealth Strategy
Accumulation units with early withdrawal charges:
2009	16,436	$19.66	$323	1.10%	1.60%	22.88%
2008	44,015	16.00	704	3.20	1.60	(31.30)
2007	47,644	23.29	1,110	2.65	1.60	1.39
2006	73,444	22.97	1,687	2.55	1.60	10.01
2005	100,434	20.88	2,097	2.58	1.60	2.25

Accumulation units without early withdrawal charges:
2009	434	19.21	8	1.10%	1.77%	22.67%
2008	491	15.66	8	3.20	1.77	(31.44)
2007	537	22.84	12	2.65	1.77	1.24
2006	10,178	22.56	230	2.55	1.77	9.83
2005	10,505	20.54	216	2.58	1.77	2.09

Contracts in the annuitization period with early withdrawal charges:
2009	391	20.22	8	1.10%	1.40%	23.14%
2008	621	16.42	10	3.20	1.40	(31.18)
2007	737	23.86	18	2.65	1.40	1.62
2006	850	23.48	20	2.55	1.40	10.23
2005	977	21.30	21	2.58	1.40	2.45

Contracts in the annuitization period without early withdrawal charges:
2009	370	19.55	7	1.10%	1.65%	22.88%
2008	434	15.91	7	3.20	1.65	(31.39)
2007	502	23.19	12	2.65	1.65	1.35
2006	627	22.88	14	2.55	1.65	10.00
2005	694	20.80	14	2.58	1.65	2.21

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)

7. Unit Values (continued)

Division	Units	Unit Value	Net Assets (000’s)	Investment Income Ratio (1)	Ratio of Expenses to Average Net Assets (2)	Total Return (3)

Intermediate Bond
Accumulation units with early withdrawal charges:
2009	62,877	$14.87	$935	3.87%	1.60%	16.63%
2008	78,006	12.75	994	2.86	1.60	(7.88)
2007	43,277	13.84	599	4.70	1.60	3.21
2006	70,161	13.41	941	4.16	1.60	2.29
2005	97,017	13.11	1,272	2.94	1.60	0.38

Accumulation units without early withdrawal charges:
2009	217	14.46	3	3.87%	1.77%	16.43%
2008	1,390	12.42	17	2.86	1.77	(8.07)
2007	149	13.51	2	4.70	1.77	3.05
2006	11,753	13.11	154	4.16	1.77	2.10
2005	15,044	12.84	193	2.94	1.77	0.16

Contracts in the annuitization period with early withdrawal charges:
2009	–	15.29	–	3.87%	1.40%	16.90%
2008	310	13.08	4	2.86	1.40	(7.69)
2007	478	14.17	7	4.70	1.40	3.43
2006	974	13.70	13	4.16	1.40	2.47
2005	1,135	13.37	15	2.94	1.40	0.53

Contracts in the annuitization period without early withdrawal charges:
2009	1,017	14.71	15	3.87%	1.65%	16.56%
2008	1,122	12.62	14	2.86	1.65	(7.88)
2007	563	13.70	8	4.70	1.65	3.09
2006	602	13.29	8	4.16	1.65	2.23
2005	655	13.00	9	2.94	1.65	0.31

UBS Life Insurance Company USA Separate Account

Notes to the Financial Statements (continued)
7. Unit Values (continued)

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. For periods where contracts have not been outstanding for the entire year, average net assets have been calculated from the date operations commenced through the end of the reporting period. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For periods when contracts have not been outstanding for the entire year, total return amounts have not been annualized.

(4)
In April 2008, the AllianceBernstein Variable Products Series Fund, Inc., Board of Directors voted to merge their Global Bond Portfolio with the U.S. Government/High Grade Securities Portfolio and concurrently change the name to Intermediate Bond Portfolio.  Effective with the merger, (1) all assets of the Global Bond Division were transferred to the Intermediate Bond Division (formerly the U.S. Government/High Grade Division); (2) the Global Bond Division of the Account ceased to exist.  Information presented for the periods prior to the merger have not been restated.

1003-1139462